Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Current taxes
Domestic	₨ 18,437		₨ 17,987	₨ 18,500
Foreign	5,887		5,663	7,834
Current taxes	24,324		23,650	26,334
Deferred taxes
Domestic	1,624		(180)	3
Foreign	(1,149)		1,772	(3,947)
Deferred taxes	475		1,592	(3,944)
Income tax expense	₨ 24,799	$ 329	₨ 25,242	₨ 22,390